Note 4. Debt (Detail) (USD $)	0 Months Ended
	Mar. 08, 2013	Mar. 05, 2012	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,000,000	$ 12,000,000
Debt Instrument, Basis Spread on Variable Rate (in Basis Points)	2.75%	375.00%
Year End Minimum Earnings Covenant	200,000	300,000
Capital Expenditure Limit Covenant		400,000
Line of Credit Facility, Amount Outstanding			3,700,000	1,100,000
Debt Instrument, Interest Rate at Period End			4.125%	4.25%
Line of Credit Facility, Remaining Borrowing Capacity			$ 5,600,000
Availability as Percentage of Eligible Accounts Receivable			85.00%
Availability as Percentage of Eligible Inventory			55.00%